Restrictions Imposed on the Distribution of Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Shareholders' Equity Under the Rules of the Argentine Central Bank

Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

At December 31, 2018
Capital Stock	456,722
Paid in Capital	8,996,882
Legal Reserve	91,344
Other Reserves	5,355,848
Retained earnings	(775,223)
Net Income for the year	3,029,982

Total shareholders’ equity under the rules of the Argentine Central Bank	17,155,555